Financial instruments - valuation - Valuation techniques (Details) - Level 3	Dec. 31, 2024	Dec. 31, 2024 GBP (£)	Dec. 31, 2023	Dec. 31, 2023 GBP (£)
Loans | Price | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.88		0.88
Loans | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.23		1.23
Loans | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0036		0.0049
Loans | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0093		0.0119
Debt securities | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.16		1.19
Equity shares | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.15	47,312	0.30	32,142
Equity shares | Discount margin | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.09		0.07
Equity shares | Discount margin | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.13		0.09
Equity shares | Fund NAV | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80		0.80
Equity shares | Fund NAV | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.20		1.20
Credit derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.15)		(0.15)
Credit derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.95		0.95
Credit derivatives | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0015		0.0013
Credit derivatives | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0086		0.0600
Credit derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30		0.30
Credit derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80		0.80
Credit derivatives | Upfront points | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.99		0.99
Credit derivatives | Recovery rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.60		0.60
Interest rate and FX derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.50)		(0.50)
Interest rate and FX derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.98		0.99
Interest rate and FX derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.03		0.30
Interest rate and FX derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.99		1.11
Interest rate and FX derivatives | Constant Prepayment Rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Constant Prepayment Rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.20		0.22
Interest rate and FX derivatives | Mean Reversal | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.20		0.20
Interest rate and FX derivatives | Inflation volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.01		0.02
Interest rate and FX derivatives | Inflation volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Inflation rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Inflation rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.03